INVESTMENTS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Statements Line Items
Financial assets available-for-sale, Cost	$ 1,376,667
Fair value of investments	911,477
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, before tax	740,685
Permanent loss recorded in the fair value of available for sale investments				$ 697,675
Deficit [Member]
Statements Line Items
Adoption of IFRS 9, Reclassification from accumulated other comprehensive income to deficit	$ 740,685